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                                                             [LINCOLN LOGO]

The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone:  860 466 2374
Facsimile:  860 466 1778


VIA EDGAR
---------


May 7, 2003


U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C. 20549


Re: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the "Separate Account")
     Lincoln Life & Annuity Company of New York ("LNY")
     File No. 333-84688; 811-08559; CIK: 0001051629
     Rule 497(j) Filing


To the Commission:


On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933. I am representing LNY in these matters.

LNY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(b), does not differ from the form of prospectus contained in the most recent post-effective amendment filed electronically on April 24, 2003.


Sincerely,


/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky, Esquire
Counsel